Credit from Banks and Others (Credit Facilities) (Details)	12 Months Ended
Dec. 31, 2021
Group Of International Banks [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2015	[1]
Date of credit facility termination	March 2025	[1]
The amount of the credit facility	USD 1,200 million	[1]
Credit facility has been utilized	Euro 150 million	[1]
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	[1]
Loan currency type	USD and Euro loans	[1]
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	[1]
Non-utilization fee	0.21%	[1]
European bank [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	December 2016
Date of credit facility termination	May 2024
The amount of the credit facility	USD 30 million
Credit facility has been utilized	USD 30 million
Interest rate	30 million dollar-Libor + 0.80%
Loan currency type	USD loans
Pledges and restrictions	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.00%
Brazilian Bank [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2021	[2]
Date of credit facility termination	March 2023	[2]
The amount of the credit facility	BRL 230 million	[2]
Credit facility has been utilized	BRL 180 million	[2]
Interest rate	CDI + 0.95%	[2]
Loan currency type	BRL loans	[2]
Pledges and restrictions	-	[2]
Non-utilization fee	0.00%	[2]

[1]	In October 2021, an additional bank joined the credit facility agreement, increasing the revolving credit facility by an additional $100 million, leading to a total amount of $1.2 billion. Most banks signed on to continue the credit facility agreement and from March 2023 to March 2025, the total credit facility will amount to $1 billion. As of December 31, 2021, the Company had utilized approximately $170 million of the facility’s framework.
[2]	In March 2021, the Company signed a framework credit facility agreement with MUFG Bank for a period of two years, according to which the Company can withdraw up to BRL 230 million (about $42 million). As of December 31, 2021, the Company has withdrawn BRL 180 million (about $32 million), with a maturity date of March 2023.